Interim Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 9,691	$ 3,066
Restricted cash	215	223
Accounts receivable	135
Inventories	968	977
Other current assets	354	336
Total current assets	11,363	4,602
Non-current Assets:
Operating lease - right of use asset	738	889
Fixed assets, net	351	430
Total non current assets	1,089	1,319
Total assets	12,452	5,921
Current liabilities
Trade accounts payables	88	185
Current operating lease liability	282	285
Other accounts payable	1,823	2,140
Total current liabilities	2,193	2,610
Non-current operating lease liability	363	524
Total liabilities	2,556	3,134
Shareholders’ equity
Ordinary shares		68
Additional paid in capital	100,182	68,681
Accumulated deficit	(90,286)	(65,962)
Total shareholders’ equity	9,896	2,787
Total liabilities and shareholders’ equity	$ 12,452	$ 5,921